Future Minimum Rental Payments Under the Operating Lease (Detail) (KRW) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	2,302
2014	2,281
2015	139
2016	83
Total operating lease due	4,805